Share Based Compensation	12 Months Ended
Dec. 31, 2019
Sharebased Payments [Abstract]
Share based compensation

13. Share-based compensation

Description

In 2014, the Group introduced an equity incentive plan (the ("EIP") as amended in 2017 and 2019. In September 2019, all employees and directors of the Company opted-in to forfeit all option grants received prior to 2019 in exchange for new options (the "September 2019 Conversion Grant"). The number of new options was calculated on a value neutral basis using the Black-Scholes model. Including the September 2019 Conversion Grant, the Company granted 390,620 options in 2019 (2018: 45,560) under the EIP. Plan C was terminated in 2019. The last outstanding options under Plan C were replaced by the September 2019 Conversion Grant.

Holders of vested options are entitled to purchase common shares of the Company. Under the Equity Incentive Plan, the Board of Directors defined the exercise price as the average daily closing price of the Company's shares during the 30 days preceding the date of grant. All options are to be settled by the physical delivery of shares. The key terms and conditions related to the grants under these programs at December 31, 2019 are as follows:

Plan	Number of options outstanding	Vesting conditions	Contractual life of options
Equity Incentive Plan Board	62,566	1 year service from grant date	6 years
Equity Incentive Plan Employees / Board	122,782	2 years' service from grant date (50%)	8 years
Equity Incentive Plan Employees / Board	122,782	3 years' service from grant date (50%)	8 years

Measurement of fair values

The fair value of the options was measured based on the Black-Scholes formula.

Stock Option Plan
	Equity Incentive Plan 2019	Equity Incentive Plan 2019	Equity Incentive Plan 2018	Equity Incentive Plan 2018
Fair value at grant date	USD 0.715 (1 year vesting) 1) USD 1.006 (2 year vesting) 1) USD 1.193 (3 year vesting) 1)	USD 1.495 (1 year vesting) 2) USD 2.196 (2 year vesting) 2) USD 2.596 (3 year vesting) 2)	USD 0.340 (1 year vesting) 1) USD 0.449 (2 year vesting) 1) USD 0.514 (3 year vesting) 1)	USD 1.074 (1 year vesting) 2) USD 1.299 (2 year vesting) 2) USD 1.390 (3 year vesting) 2)
Share price at grant date	USD 1.76	USD 3.35	USD 0.64	USD 1.46
Exercise price	USD 2.07	USD 5.75	USD 0.66	USD 1.58
Expected volatility	119.41%	156.26%	137.06%	93.38%
Expected life	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years	1,2 and 3 years
Expected dividends	—	—	—	—
Risk-free interest rate	1.62%	2.29%	3.06%	2.92%

1)	October grants for the respective year

2)	April grants for the respective year

The Company uses its own historic volatility to calculate expected volatility. The expected life of all options is assumed to correspond to the vesting period.

The total expense recognized for equity-settled share-based payment transactions were CHF 228,920 in 2019 (2018: CHF 42,757, 2017: CHF 354,851).

Share based compensation loss related to employee stock options amounted to CHF 226,601 in 2019 (2018: CHF 27,730, 2017: CHF 354,851).

Share based compensation expense of CHF 2,319 related to the purchase of intangibles was capitalized for the year ended December 31, 2019 (2018: CHF 15,027, 2017: Nil).

The number and weighted average exercise prices (in CHF) of options under the share option programs for Stock Option Plan C and the EIP are as follows:

	2019			2018
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	992,777	1.10	7.45	225,154	17.40	6.88
Replacement of historical grants	(992,777)	—	—	—	—	—
New grant with new exercise price	39,191	—	—	—	—	—
Expired during the year	—	—	—	(5,000)	—	—
Forfeited during the year	(66,567)	—	—	(139,360)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	351,429	3.30	—	911,983	1.04	7.73
Outstanding at December 31	324,053	3.01	—	992,777	1.10	7.45
Exercisable at December 31	—	—	—	63,314	26.28	5.08

The range of exercise prices for outstanding options was CHF 2.00 to CHF 5.56 as of December 31, 2019 and CHF 13.20 to CHF 1,196.00 as of December 31, 2018.